Segments - Summary of Group's Breakdown of Net Revenues by Type of Good or Service and Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segments
Net revenues	$ 133,217	$ 169,080	$ 307,702
Cost of revenues	(98,375)	(173,212)	(218,549)
Gross profit	34,842	(4,132)	89,153
Marketing solutions
Segments
Net revenues	86,481	105,956	242,610
Gross profit	19,366	(32,184)	47,698
Marketing solutions | Sales agent
Segments
Net revenues	1,818	2,549	4,195
Gross profit	1,818	2,549	4,195
Marketing solutions | Cost-plus
Segments
Net revenues	4,761	8,909	26,062
Gross profit	4,761	8,909	26,062
Marketing solutions | Specified actions
Segments
Net revenues	79,902	94,498	212,353
Cost of revenues	(67,115)	(138,140)	(194,912)
Gross profit	12,787	(43,642)	17,441
Enterprise solutions | SaaS Products and Services
Segments
Net revenues	46,736	63,124	65,092
Cost of revenues	(31,260)	(35,072)	(23,637)
Gross profit	$ 15,476	$ 28,052	$ 41,455